Segment Information - Net Sales of Retail Food and Independent Segment in Terms of Amounts and Percentage (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 3,890	$ 4,041	$ 3,929	$ 3,980	$ 4,101	$ 3,959	$ 5,237	$ 5,296	$ 17,097	$ 17,336	$ 17,357
% of total									100.00%	100.00%	100.00%
Retail Food [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									4,736	4,921	5,054
% of total									27.70%	28.40%	29.10%
Retail Food [Member] | Nonperishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									2,689	2,820	2,938
% of total									16.00%	17.00%	17.00%
Retail Food [Member] | Perishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									1,428	1,461	1,508
% of total									8.00%	8.00%	8.00%
Retail Food [Member] | Pharmacy products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									512	483	465
% of total									3.00%	3.00%	3.00%
Retail Food [Member] | Fuel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									77	126	110
% of total										1.00%	1.00%
Retail Food [Member] | Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									30	31	33
% of total
Save-A-Lot [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									4,195	4,221	3,890
% of total									24.50%	24.30%	22.40%
Save-A-Lot [Member] | Nonperishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									2,865	2,925	2,705
% of total									17.00%	17.00%	15.00%
Save-A-Lot [Member] | Perishable grocery products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									1,330	1,296	1,185
% of total									8.00%	7.00%	7.00%
Independent Business [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									8,166	8,194	8,413
% of total									47.80%	47.30%	48.50%
Independent Business [Member] | Product sales to independent retail customers [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									8,160	8,194	8,400
% of total									48.00%	47.00%	49.00%
Independent Business [Member] | Services to independent retail customers [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									$ 6		$ 13
% of total